Financial risk management - Summary of Foreign Exchange Risk Exposures (Detail) - Currency Risk That Are Unhedged By The Use Of Derivatives [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
U.S. dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange risk	¥ (6,384)	¥ 5,813	¥ (4,533)
Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange risk	¥ (22,713)	¥ 1,877	¥ 286